Investments in Associates - Disclosure of Significant Investments in Associates (Details) $ in Millions		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($)
i-80 Gold | Premier Gold Mines Limited
Disclosure of associates [line items]
Sale of asset, consideration received, price per share (in dollars per share) | $ / shares			$ 3.78
Sandbox
Disclosure of associates [line items]
Ownership interest (%)		20.30%	34.40%
i-80 Gold
Disclosure of associates [line items]
Ownership interest (%)	19.95%	0.00%	25.30%
Fair value | $				$ 169.9